Average Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund	Nov. 29, 2024
Fidelity Health Savings Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.32%
Since Inception	1.88%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(1.73%)
IXXJ7
Average Annual Return:
Past 1 year	10.60%
Since Inception	3.08%
IXXJ8
Average Annual Return:
Past 1 year	10.97%
Since Inception	2.13%

[1]	A From March 2, 2020 .